Accounts receivables - Summary of Trade receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other current receivables [abstract]
Receivables From Collaboration Agreements	€ 6,099	€ 5,857
Total	€ 6,099	€ 5,857